Shareholder Report, Holdings (Details) - C000116776 [Member]	Dec. 31, 2025
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Short Interest Rate [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(14.90%)	[1]
Short Currency [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(9.60%)	[1]
Short Equities [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(0.80%)	[1]
Short Commodities [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(19.30%)	[1]
Long Interest Rate [Member]
Holdings [Line Items]
Percent of Total Long Exposure	15.30%	[1]
Long Equities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	16.60%	[1]
Long Currency [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.70%	[1]
Long Commodities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	12.80%	[1]
Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[2]
U S Government Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.80%
US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%

[1]	Futures exposure is calculated on the notional value as a percentage of total notional exposure.
[2]	Includes variation margin on futures contracts.